LEASE OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
LEASE OPERATING EXPENSES
Schedule of lease operating expenses

	2017	2016	2015
Year ended 31 December	US$’000	US$’000	US$’000
Lease operating expense	(17,127)	(11,259)	(16,667)
Workover expense	(5,289)	(1,678)	(1,788)
Total lease operating expense	(22,416)	(12,937)	(18,455)